Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

17. Commitments and Contingencies

In the ordinary course of its business, we may enter into contracts or agreements that contain customary indemnifications relating to such things as confidentiality agreements and representations as to corporate existence and authority to enter into contracts. The maximum exposure under such agreements is indeterminable until a claim, if any, is made. However, no such claims have been made against Royalty Pharma to date and we believe that the likelihood of such proceedings taking place in the future is remote.

In November 2019, RPIFT agreed to pay $330.0 million to purchase Eisai’s royalties on future worldwide sales of Tazverik (tazemetostat), a novel targeted therapy in late-stage clinical development that was approved by the FDA in January 2020 for epithelioid sarcoma, and with the potential to be approved in several cancer indications. Under the terms of its agreement with Eisai, RPIFT acquired Eisai’s future worldwide royalties on net sales by Epizyme of Tazverik outside of Japan, for an upfront payment of $110.0 million plus up to an additional $220.0 million for the remainder of the royalty upon FDA approval of Tazverik for certain indications. The FDA approval of Tazverik in January 2020 triggered our obligation to fund the second $110.0 million tranche in November 2020. In June 2020, the FDA approval of additional indications of Tazverik triggered our obligation to fund the final $110.0 million tranche in November 2021. The second and the final $110.0 million tranches are recorded in the current and long-term liabilities on the condensed consolidated balance sheet at June 30, 2020, respectively.

We have commitments to advance funds to counterparties through our contingent funding of the Second Tranche of Biohaven Preferred Shares, our investment in the Avillion Entities, and research and development arrangements. Please refer to Notes 4, 9, and 10, respectively, for details of these arrangements. We also have requirements to make Operating and Personnel Payments over the life of the management agreement as described in Note 16, which are variable and based on projected cash receipts.

Legal Proceedings

We are a party to various legal actions. The most significant of these are described below. Unless otherwise noted, it is not possible to determine the outcome of these matters, and we cannot reasonably estimate the maximum potential exposure or the range of possible loss. We did not have any material accruals for the matter described below in our condensed consolidated balance sheets as of June 30, 2020 and December 31, 2019.

In December 2015, Boehringer Ingelheim International GmBH (“BI”) notified Royalty Pharma that (a) BI had revised its interpretation of the license agreement between BI and Royalty Pharma, (b) as a result BI believed that it had overpaid royalties on sales of Tradjenta, Jentadueto and Glyxambi, the DPP-IVs, for periods prior to 2015 by €7.7 million, and (c) BI was seeking a refund in that amount. Management does not agree with BI’s interpretation of the license agreement and has had extensive discussions with BI in an effort to reach an amicable settlement of this dispute. On January 21, 2019, RPCT filed a lawsuit in England against BI seeking recovery of €23.1 million in underpaid royalties. We intend to pursue this claim vigorously, but there can be no assurance that we will prevail in this dispute. Due to the uncertainty at this time, we have not accrued any amounts related to this matter and any legal costs will be expensed as incurred.

16. Commitments and Contingencies

In the ordinary course of business, we may enter into contracts or agreements that contain customary indemnifications relating to such things as confidentiality agreements and representations as to corporate existence and authority to enter into contracts. The maximum exposure under such agreements is indeterminable until a claim, if any, is made. However, no such claims have been made against Royalty Pharma to date and management believes that the likelihood of such proceedings taking place in the future is remote.

In November 2019, RPIFT agreed to pay $330.0 million to purchase Eisai’s royalties on future worldwide sales of Tazverik (tazemetostat), a novel targeted therapy in late-stage clinical development that was approved by the FDA in January 2020 epithelioid sarcoma and with the potential to be approved in several cancer indications. Under the terms of its agreement with Eisai, RPIFT acquired Eisai’s future worldwide royalties on net sales by Epizyme of Tazverik outside of Japan, for an upfront payment of $110.0 million plus up to an additional $220.0 million for the remainder of the royalty upon FDA approval of Tazverik for certain indications. The FDA approved Tazverik in January 2020 for epithelioid sarcoma, triggering our obligation to fund the next $110.0 million tranche in November 2020 and our right to the increased royalty. The remaining funding commitment of up to $110.0 million will be recognized upon resolution of the remaining associated contingency.

We have commitments to advance funds to counterparties through our contingent funding of the Second Tranche of Biohaven Preferred Shares, investments in non-consolidated affiliates, research and development arrangements, and the acquisition of an accelerated royalty from BMS. Please refer to Notes 5, 9, 10 and 15, respectively, for details of these arrangements. We also have requirements to make Operating and Personnel Payments over the life of the Management Agreement as described in Note 15, which are variable and based on projected cash receipts.

On April 15, 2016, AbbVie Inc. and AbbVie Biotechnology Ltd. filed a complaint against MedImmune LLC seeking to invalidate U.S. Patent No. 6,248,516 (the “’516 Patent”). The license agreement relating to the Humira royalty asset provides that the royalty is payable until the expiration of the last to expire patent listed in the license agreement. The last to expire patent on this list was the ’516 Patent, which expired in June 2018. MedImmune LLC is the owner of the ’516 Patent and the successor to the party that sold the Humira royalty to Royalty Pharma. As such, MedImmune LLC had agreed to defend the ’516 patent against AbbVie’s challenge. If AbbVie was successful in invalidating the ’516 Patent, Abbvie contended that its obligation to pay royalties would end in January 2018 rather than in June 2018. In January 2017, a federal district court dismissed AbbVie’s claims and in February 2018 the Court of Appeals for the Federal Circuit affirmed that dismissal without prejudice. As such, AbbVie had the right to file a new action alleging new grounds for avoiding its obligation to pay royalties for the first six months of 2018. No such action was filed, and we received a royalty payment from AbbVie for the final royalty term covering January 2018 to June 2018 in the amount of $243.5 million.

We are entitled to royalties on Remicade from Janssen Biotech (“Janssen”) on U.S. sales of Remicade based on a U.S. Patent No. 6,284,471 (the “’471 Patent”), which is co-owned by Janssen and NYU Medical Center. The ’471 Patent expired in September 2018. In September 2013, the United States Patent and Trademark Office (“USPTO”) initiated an office action to reexamine the ‘471 Patent and ultimately invalidated the ’471 Patent for obviousness-type double patenting. In November 2016, the Patent Trial and Appeal Board affirmed the USPTO’s invalidation of the ’471 Patent. In August 2016, as a result of a lawsuit filed by Celltrion, a federal district court also ruled that the ’471 Patent was invalid for obviousness-type double patenting. In January 2018, Janssen’s appeals of both of these decisions to the CAFC were denied. Janssen filed a petition for certiorari with the US Supreme Court. While the decisions in these two separate proceedings were being appealed, the ’471 Patent was valid and enforceable. Management adjusted the carrying value of the Remicade royalty asset in 2015 in light of the uncertainty around the outcome of litigation and, specifically, the expectation that cash flows from this royalty would not continue after 2017. As Janssen continued to pay royalties for sales through 2018, we recorded Other royalty income as the payments were received. We received $93.7 million during the year ended December 31, 2018 related to royalties for sales in the first, second and third quarters of 2018, through the end of the royalty term.

In December 2015, Boehringer Ingelheim International GmBH (“BI”) notified Royalty Pharma that (a) BI had revised its interpretation of the license agreement between BI and Royalty Pharma, (b) as a result BI believed that it had overpaid royalties on sales of Tradjenta, Jentadueto and Glyxambi, the DPP-IVs, for periods prior to 2015 by €7.7 million, and (c) BI was seeking a refund in that amount. Management does not agree with BI’s interpretation of the license agreement and has had extensive discussions with BI in an effort to reach an amicable settlement of this dispute. On January 21, 2019, Royalty Pharma Collection Trust filed a lawsuit in England against BI seeking recovery of €23.1 million in underpaid royalties. We intend to pursue this claim vigorously, but there can be no assurance that we will prevail in this dispute. Due to the uncertainty at this time, we have not accrued any costs related to this matter and any legal costs have been expensed as incurred.